Net debt (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash, cash equivalents and current financial investments	£ 1,788		£ 3,023
Borrowings and bank overdrafts	(27,644)		(26,625)
Financing derivatives	213		663
Net debt (net of related derivative financial instruments)	25,631	£ 23,075	23,002	£ 19,274
Financing derivatives relating to purchase of PPE, classified as investing activities	76	£ 67
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financing derivatives	£ 225		£ 600